Acquisitions and Business Combinations - Schedule of Measurement of Fair Value of the Warrants Issued (Detail)	Jul. 31, 2019 $ / shares
Schedule Of Measurement Of Fair Value Of The Warrants Issued [Abstract]
Risk-Free Interest Rate	1.84%
Expected Life of Options (years)	2 years 3 months 21 days
Expected Annualized Volatility	89.00%
Expected Forfeiture Rate	0.00%
Expected Dividend Yield	0.00%
Black-Scholes Value of Each Option	$ 0.43